Other Current Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Financial Liabilities [Abstract]
Derivative liabilities (Note 28)	$ 3,206	$ 6
Security deposits	1,277	1,913
Satellite performance incentive payments	9,608	11,645
Interest payable	20,563	8,584
Other	3,627	4,238
Other current financial liabilities	$ 38,281	$ 26,386